Regulatory Requirements And Capital Ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
City National [Member]
Dividends Payable	$ 22,000
Parent Company [Member]
Dividends Payable	5,192	5,177
Cash balance	$ 14,349	$ 2,621